INCOME TAX (Schedule of Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
Current taxes: In Israel	$ 7,564	$ 6,060	$ 4,896
Current taxes: Outside Israel	7,630	8,194	6,013
Current taxes	15,194	14,254	10,909
Deferred taxes: In Israel	(471)	(503)	(249)
Deferred taxes: Outside Israel	(432)	(1,309)	1,204
Deferred tax expense (benefit)	(903)	(1,812)	955
Taxes in respect of prior years: In Israel			(126)
Taxes in respect of prior years: Outside Israel	(45)	5	(48)
Taxes in respect of prior years	(45)	5	(174)
Income tax expense (benefit)	$ 14,246	$ 12,447	$ 11,690